Leasing Arrangements－Lessee	12 Months Ended
Dec. 31, 2022
Leasing arrangements lessee [Abstract]
Leasing arrangements－lessee
13.	Leasing arrangements－lessee

a)	The Group leases various assets including buildings (office and warehouse) and business vehicles. Rental contracts are typically made for periods of 1 to 4 years. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose covenants, but leased assets may not be used as security for borrowing purposes.

b)	Short-term leases with a lease term of 12 months or less comprise rental of office. Low-value assets comprise rental of office equipment.

c)	The carrying amount of right-of-use assets and the depreciation charge are as follows:

	December 31, 2022	Year ended December 31, 2022	December 31, 2021	Year ended December 31, 2021
	Carrying amount	Depreciation charge	Carrying amount	Depreciation charge
Buildings	$4,925	$12,774	$19,219	$14,394
(Office and warehouse)
Transportation equipment
(Business vehicles)	11,750	27,640	104,156	20,044
	$16,675	$40,414	$123,375	$34,438

d)	For the years ended December 31, 2022 and 2021, the additions to right-of-use assets were $0 and $121,312, respectively.

e)	The information on profit and loss accounts relating to lease contracts is as follows:

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Items affecting profit or loss
Interest expense on lease liabilities	$1,219	$1,196	$887
Expense on short-term lease contracts	13,602	2,142	12,435
Expense on leases of low-value assets	19,227	4,872	1,423
Loss on lease modification	48,488	-	-

f)	For each of the three years in the period ended December 31, 2022, the Group’s total cash outflow for leases were $124,597, $42,074 and $44,461, respectively.